Transactions with Related Parties, 2 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
General and administrative expenses	$ 21,689,000	$ 18,569,000	$ 13,969,000
Due to related parties, short-term	32,150,000	12,029,000
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses	11,101,000	8,883,000	9,000,000
Navios Holdings
Related Party Transaction [Line Items]
Due From Related Parties	$ 14,658,000	15,818,000
Navios Midstream
Related Party Transaction [Line Items]
Backstop Agreement with Navios Midstream	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream (“Backstop Agreements”). In accordance with the terms of the Backstop Agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Backstop commitments were triggered if the actual rates achieved were below the backstop rates.
Time charter and voyage expenses		20,102,000	$ 16,391,000
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 35,000
Shinyo Ocean
Related Party Transaction [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,400
Shinyo Kannika
Related Party Transaction [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,000
Nave Celeste and C. Dream | Navios Midstream
Related Party Transaction [Line Items]
Accelerated amortization of the deferred gain		$ 6,777,000